Income taxes - Income tax rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Hong Kong
Income taxes
Income tax rate	16.50%
Mainland China
Income taxes
Income tax rate	25.00%
Zhuhai | Tax rate for pilot free trade zone
Income taxes
Income tax rate	15.00%
Nansha | Tax rate for pilot free trade zone
Income taxes
Income tax rate	15.00%
Guangzhou, the PRC
Income taxes
Income tax rate	15.00%
United States
Income taxes
Income tax rate	21.00%
Indonesia
Income taxes
Income tax rate	22.00%
India
Income taxes
Income tax rate		25.17%	25.17%	26.00%
Canada | Minimum
Income taxes
Income tax rate	23.00%
Canada | Maximum
Income taxes
Income tax rate	31.00%
Singapore
Income taxes
Income tax rate	17.00%
Vietnam
Income taxes
Income tax rate	20.00%